Institutional Class Z [Member] Investment Risks - Institutional Z - Harding Loevner Frontier Emerging Markets Portfolio	Oct. 31, 2025
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Frontier Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frontier Emerging Market Risk. Frontier emerging market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. Accordingly, at any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to factors that adversely affect that industry group.

NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. The Portfolio is vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, bank failures and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2025, the Portfolio had 36.1% of net assets invested in the financials sector.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.